Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Northern California
	& Nevada	Other	Aggregate
	Acquisition	Acquisitions	Acquisitions

Current assets, excluding cash	$8,503	$5,420	$13,923
Non-current assets	2,268	1,117	3,385
Current liabilities	(38,481)	(10,463)	(48,944)
Long-term liabilities	(10,600)	(3,084)	(13,684)
Redeemable non-controlling interest	-	(16,258)	(16,258)
	$(38,310)	$(23,268)	$(61,578)

Cash consideration, net of cash acquired of $41,989	(22,696)	(35,978)	(58,674)
Acquisition date fair value of contingent consideration	(10,412)	(9,135)	(19,547)
Total purchase consideration	$(33,108)	$(45,113)	$(78,221)

Acquired intangible assets	$28,800	$32,428	$61,228
Goodwill	$42,618	$35,953	$78,571
Aggregate
Acquisitions

Current assets, excluding cash	$16,643
Non-current assets	3,719
Current liabilities	(18,556)
Long-term liabilities	(4,207)
Non-controlling interests	(25)
$(2,426)

Cash consideration, net of cash acquired of $10,067	(82,073)
Acquisition date fair value of contingent consideration	(12,056)
Total purchase consideration	$(94,129)

Acquired intangible assets	$43,602
Goodwill	$52,954

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2017	$215,174	$7,377
Supplemental pro forma for 2017 (unaudited)	2,299,891	93,145
Supplemental pro forma for 2016 (unaudited)	2,150,685	100,105